Interest Bearing Loans and Borrowings - Annual Loan Principal Payments (Table) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of performance obligations [Line items]
Interest-bearing loans and borrowings	$ 806,780
2021
Disclosure of performance obligations [Line items]
Interest-bearing loans and borrowings	79,016
2022
Disclosure of performance obligations [Line items]
Interest-bearing loans and borrowings	77,598
2023
Disclosure of performance obligations [Line items]
Interest-bearing loans and borrowings	61,737
2024
Disclosure of performance obligations [Line items]
Interest-bearing loans and borrowings	59,070
2025
Disclosure of performance obligations [Line items]
Interest-bearing loans and borrowings	529,359
2026 and thereafter
Disclosure of performance obligations [Line items]
Interest-bearing loans and borrowings	$ 529,359